Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Supplemental Cash Flow Information
Supplemental cash flow information for the years ending December 31, 2024 and 2023, were as follows (in thousands):

	2024	2023
Cash paid for operating leases included in operating cash flow	$1,068	$1,251
Supplemental non-cash information related to lease liabilities arising from obtaining right-of-use assets	1,207	51
Lease assets obtained in exchange for operating lease liabilities arising from lease modifications	—	(4)

Summary of Aggregate Future Lease Payments of Operating Leases
The aggregate future lease payments of operating leases as of December 31, 2024, are as follows (in thousands):

2025	$622
2026	255
2027	121

Total future annual minimum lease payments	998
Less: interest	(32)

Total lease liabilities	$966